Schedule of Rental Revenue Recognition (Details) - USD ($)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Rental income (i)	[1]	$ 40,169	$ 57,963
Management income (ii)	[2]	341,398	328,313
Equipment lease income (ii)	[2]	134,814	136,796
Total		$ 516,381	$ 523,072

[1]	The rental income is from the Company’s THC Park.
[2]	In April 2018, the Company entered into a management agreement with Acres Cultivation, LLC, a Nevada limited liability company (the “Licensed Operator”) that holds a license for the legal cultivation of marijuana for sale under the laws of the State of Nevada. In January of 2019, the Company entered into a revised agreement, which replaced the April 2018 agreement, with the Licensed Operator in order to be more stringently aligned with Nevada marijuana laws. The material terms of the agreement remain unchanged. The Licensed Operator is contractually obligated to pay over to the Company eighty-five (85%) percent of gross revenues defined as gross proceeds from sales of marijuana products minus applicable state excise taxes and local sales tax. The agreement is to remain in force until April 2026. In April 2019, the Licensed Operator was acquired by Curaleaf Holdings, Inc., a publicly traded Canadian cannabis company. On January 21, 2021, the Company received a Notice of Termination, effective immediately, from Acres Cultivation, LLC. The Company does not anticipate that it will generate any further revenue under the Acres relationship.